Principal Accounting Policies (Fair Value Measurements) (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Chengdu Simo [Member] CNY	Dec. 31, 2012 Chengdu Simo [Member] CNY	Dec. 31, 2011 Chengdu Simo [Member] CNY	Dec. 31, 2010 Chengdu Simo [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - Common stock	$ 0	0		7,221,000							0	7,221,000	0	7,221,000	0	0	0	0
Derivative liability- foreign currency forward contracts (included in "Other payables and accruals" in balance sheet)		(2,426,000)		(9,312,000)							(2,426,000)	(9,312,000)	0	0	(2,426,000)	(9,312,000)	0	0
Transfers between fair value measurements categorized as level 1 or level 2	0		0
Impairment losses of intangible assets	0	0		0	23,216,000
Impairment losses of other long-term assets	0	0		15,041,000	49,574,000
Impairment charge of goodwill	5,083,000	30,772,000		0	0		30,772,000
Goodwill	$ 49,504,000	299,682,000		329,217,000	492,116,000	486,907,000	22,760,000	53,532,000	53,532,000	53,532,000